Summary of significant accounting policies (Details) - Schedule of subsidiaries	12 Months Ended
Sep. 30, 2021
Elite Education International Co., Ltd (the “Company”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal activities	Investment holding
Percentage of ownership
Date of incorporation	Dec. 13, 2017
Place of incorporation	BVI
Quest Holdings International LLC (“QHI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal activities	Foreign education programs and student dormitory services
Percentage of ownership	100.00%
Date of incorporation	Dec. 19, 2012
Place of incorporation	Ohio, US
Miami International Education Center LLC (“MIE”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal activities	Collection of tuition payments from oversea students
Percentage of ownership	100.00%
Date of incorporation	Jan. 23, 2017
Place of incorporation	Ohio, US
Highrim Holding International Limited (“HHI”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Principal activities	Investing holding
Percentage of ownership	100.00%
Date of incorporation	Jul. 09, 2021
Place of incorporation	BC, Canada